PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2 0 2 2	2 0 2 1
Cost:
Office furniture and equipment	799	723
Laboratory equipment	1,915	1,721
Computers and auxiliary equipment	574	540
	3,288	2,984
Accumulated depreciation	1,537	1,191
Property and equipment, net	1,751	1,793